Income Taxes (Schedule of Reconciliation of Provision for Income Taxes Using Statutory Tax Rates to Loss Before Income Taxes and Actual Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Provision for income taxes at statutory tax rate in the PRC	$ (1,194)	$ (650)	$ (1,717)
Effect of income for which no income tax is chargeable	(210)	(441)	(296)
Effect of expense for which no income tax is deductible	1,452	1,209	2,312
Net change in valuation allowances	110	89	175
Under provision of income tax in previous years			150
Effective tax	$ 158	$ 207	$ 624